Convertible notes at fair value and derivative liabilities (Details)															1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Feb. 18, 2020 USD ($) d $ / shares	Feb. 17, 2020 USD ($)	Feb. 03, 2020 USD ($) $ / shares	Jan. 23, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 12, 2019 USD ($)	Nov. 14, 2019 USD ($)	Aug. 22, 2019 USD ($)	Mar. 01, 2019 USD ($) $ / shares shares	Feb. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Sep. 12, 2018 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares d	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 16, 2019 USD ($)	Nov. 11, 2019 USD ($)
Debt Instrument [Line Items]
Conversion of convertible notes										$ 3,000,000
Fair value of partially converted amount											$ 2,801,000	$ 1,630,000
Repayments of Debt										$ 3,261,000
Interest rate (in percent)	9.00%															9.00%		9.00%
Convertible notes at fair value	$ 4,653,000						$ 49,008,000									$ 4,653,000		$ 4,653,000	$ 49,008,000
Volatility	51.24%	45.38%			42.09%		44.17%	43.86%	44.34%	43.86%	44.99%	44.59%	44.32%
Risk-free rate	0.24%	0.45%			1.37%		1.67%	1.71%	1.61%	1.47%	2.62%	2.55%	2.52%
American Depository Shares
Debt Instrument [Line Items]
Conversion Price | $ / shares											$ 3.73	$ 3.52
Shares issued | shares											536,594	283,888
Ordinary Shares - Class A
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares	$ 0.001						$ 0.001									$ 0.001		$ 0.001	$ 0.001
2018 Notes
Debt Instrument [Line Items]
Notes issued at par														$ 30,000,000
Interest rate payable on default (as a percent)														5.00%
Conversion price percentage														92.00%
Threshold trading day period (in days) | d																		5
Fixed price | $ / shares	8															8		8
Maximum aggregate percentage of ordinary shares delivered	19.90%															19.90%		19.90%
Percentage of repurchase price	100.00%															100.00%		100.00%
Convertible notes transaction expenses																				$ 2,190,000
Fair value of partially converted amount	$ 1,551,000															$ 1,551,000		$ 1,551,000
Repayments of Debt		$ 7,192,000			$ 8,004,000			$ 4,002,000	$ 4,002,000								$ 23,200,000
Debt redemption, aggregate principal amount		$ 6,200,000			$ 6,900,000			$ 3,450,000	$ 3,450,000								$ 20,000,000
2018 Notes | American Depository Shares
Debt Instrument [Line Items]
Conversion Price | $ / shares	$ 4.03															$ 4.03		$ 4.03
Conversion of convertible notes											$ 2,000,000	$ 1,000,000				$ 1,000,000
Shares issued | shares																248,050
2018 Notes | Minimum
Debt Instrument [Line Items]
Conversion Price | $ / shares	2.78															$ 2.78		$ 2.78
2019 Notes
Debt Instrument [Line Items]
Notes issued at par																					$ 10,000,000	$ 20,000,000
Threshold trading day period (in days) | d			14															14
Conversion Price | $ / shares	$ 4.3		$ 7.8													$ 4.3		$ 4.3
Convertible notes transaction expenses																		$ 1,122,000
Interest rate (in percent)	5.00%															5.00%		5.00%			5.00%	5.00%
Conversion premium			7.00%															10.00%
Seller call conversion option of volume weighted average price per share | $ / shares																		$ 5.00
Seller call redemption option, callable period prior to maturity | d																		60
Seller put redemption option, percentage on principal can be called																		100.00%
2019 Notes | Ordinary Shares - Class A
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares			$ 0.001
2019 Notes | Maximum
Debt Instrument [Line Items]
Conversion Price | $ / shares	$ 3.2															$ 3.2		$ 3.2
Adjusted EBITDA requirement for fixed conversion price																		$ 10,000,000
December 2019 Notes
Debt Instrument [Line Items]
Convertible notes at fair value			$ 20,282,000
Volatility			43.61%																42.63%
Risk-free rate			1.40%																1.61%
November 2019 Notes
Debt Instrument [Line Items]
Convertible notes at fair value			$ 9,989,000
Volatility			44.02%																42.53%
Risk-free rate			1.40%																1.61%
January 2020 Notes
Debt Instrument [Line Items]
Notes issued at par						$ 3,450,000
Conversion Price | $ / shares					$ 6.34
Cash consideration						$ 4,002,000
Conversion discount					8.00%
Fair value of partially converted amount					$ 4,346,000
Volatility					42.09%
Risk-free rate					1.37%
January 2020 Notes | Ordinary Shares - Class A
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares					$ 0.001
July 2020 Notes
Debt Instrument [Line Items]
Notes issued at par				$ 13,100,000
Cash consideration															$ 12,157,000			$ 3,039,000
Volatility																		30.57%
Risk-free rate																		0.15%
Cash consideration receivable				$ 15,196,000
Fair value of the derivative liability	$ 5,123,000															$ 5,123,000		$ 5,123,000